Intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets Explanatory [Abstract]
Disclosure of intangible assets and goodwill [text block]
12 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets	Intangible assets with finite useful lives	Goodwill	Total
2018
Net carrying amount – beginning of the year	995	240	486	1,721	1,204	2,925
Changes in accounting policies (IFRS 9 and 15)			87	87		87
Net carrying amount restated – beginning of the year	995	240	573	1,808	1,204	3,012
Additions	133	28	180	341		341
Amortization	(71)	(87)	(226)	(384)		(384)
Impairments			(16)	(16)		(16)
Write-off	(15)		(1)	(16)		(16)
Currency translation differences	39			39	8	47
Change through loss of control of subsidiary			74	74	46	120
Other changes		40		40	26	66
Net carrying a mount at the end of the year	1,081	221	584	1,886	1,284	3,170
Gross carrying amount at the end of the year	1,686	1,534	4,188	7,408
Provisions for amortization and impairment	605	1,313	3,604	5,522
2017
Net carrying a mount – beginning of the year	1,092	259	598	1,949	1,320	3,269
Additions	91	17	83	191		191
Amortization	(65)	(84)	(137)	(286)		(286)
Reversals	32			32		32
Impairments	(14)			(14)		(14)
Write-off	(24)			(24)		(24)
Currency translation differences	(115)	(1)	(2)	(118)	(23)	(141)
Other changes	(2)	49	(56)	(9)	(93)	(102)
Net carrying amount – end of the year	995	240	486	1,721	1,204	2,925
Gross carrying amount – end of the year	1,504	1,466	3,778	6,748
Provisions for amortization and impairment	509	1,226	3,292	5,027

Exploration rights comprised the residual book value of license and leasehold property acquisition costs relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. Furthermore, they include the cost of unproved areas which are suspended pending a final determination of the success of the exploratory activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in United Arab Emirates, United States and Mexico.
The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2018	December 31, 2017
Proved licence and leasehold property acquisition costs	357	403
Unproved licence and leasehold property acquisition costs	684	586
Other mineral interests	40	6
	1,081	995

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Other intangible assets comprised: (i) customer acquisition costs relating to the retail gas business

for €166 million; (ii) concessions, licenses, trademarks and similar items for €151 million comprised transmission rights for natural gas imported from Algeria of  €27 million; (iii) capital expenditures in progress on natural gas pipelines for which Eni has acquired transport rights for €78 million (same amount as of December 31, 2017).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP – 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 – 33
Service concession arrangements	20 – 33
Capitalized costs for customer acquisition	25 – 33
Other intangible assets	4 – 20

The carrying amount of goodwill at the end of the year
amounted
€2,422
million, net of cumulative impairments charges.
A breakdown of the stated goodwill by operating segment is provided below:
(€ million)	December 31, 2018	December 31, 2017
Gas & Power	977	932
Exploration & Production	187	179
Refining & Marketing	119	93
Other activities	1
	1,284	1,204

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The amount of goodwill outstanding at the reporting date mainly related to the Gas & Power segment. A breakdown is disclosed below.

(€ million)	December 31, 2018	December 31, 2017
Domestic gas market	835	835
European gas market	142	97
	977	932

Goodwill allocated to the CGU domestic gas market was recognized upon the buy-out of the former Italgas SpA minorities in 2003 through a public offering (€706 million). The acquired entity engaged in the retail sale of gas to the residential sector and middle and small-sized businesses in Italy. In addition, further goodwill amounts have been allocated over the years following business combinations with small, local companies selling gas to residential customers in focused territorial reach and municipalities synergic to Eni’s activities. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU including any allocated goodwill.

In assessing the recoverability of the carrying amount of the CGU domestic gas market, including the allocated portion of goodwill, management determined the value in use of the CGU considering the sales margin exclusively of the retail market (excluding margins on sales to wholesalers, industrial and power generation customers). The assessment was performed considering the cash flows of the four-year plan approved by management and incorporating the perpetuity of the last year of the plan to determine the terminal value by assuming a nominal long-term growth rate equal to zero, unchanged from the previous reporting period. These cash flows were discounted by using the post-tax WACC adjusted considering the specific country risk of
5.4
% for Italy. Post-tax cash flows and discount rates were adopted as they resulted in an assessment that substantially approximated a pre-tax assessment.

The excess of the recoverable amount of the CGU Domestic gas market over its carrying amount including the allocated portion of goodwill (headroom) amounting to €
1,701
million would be reduced to zero under each of the following alternative hypothesis: (i)
a decrease of 63% on average in the projected volumes or commercial margins; (ii) an increase of 12.1 percentage points in the discount rate; and (iii) a final negative nominal growth rate of 26.2%.

Goodwill allocated to the CGU European gas market increased by €45 million following the acquisition of the residual 51% interest in Gas Supply Company Thessaloniki-Thessalia SA operating in Greece, previously participated with a 49% of the share capital. The residual amount of  €95 million relates to Eni Gas & Power France SA (former Altergaz SA). The impairment review performed at the balance sheet date by using a method similar to the Domestic gas market CGU confirmed the recoverability of the carrying amount of the France gas market CGU including any allocated goodwill by using a post-tax WACC adjusted considering a country risk for France of 6.1%, while the impairment review for the Greek gas market CGU was part of the acquisition evaluation.